TEMPLETON DEVELOPING MARKETS TRUST
                                            Broward Financial Centre
                                            500 East Broward Blvd., Suite 2100
                                            Fort Lauderdale, FL 33394-3091
                                            Fax 954.847.2288
                                            Tel 954.527.7500






May 5, 2008

Filed Via EDGAR (CIK #0000878087)
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re: Templeton Developing Markets Trust
          File Nos. 033-42163 and 811-06378

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 28, 2008.

Very truly yours,

TEMPLETON DEVELOPING MARKETS TRUST



/s/ROBERT C. ROSSELOT

Robert C. Rosselot
Secretary